Convertible notes and Standby Equity Distribution Agreement (Details)				3 Months Ended	12 Months Ended
	Mar. 19, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) D	Jan. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 11, 2022 $ / shares	May 05, 2022 agreement $ / shares	Feb. 28, 2022 agreement $ / shares	Jan. 10, 2022 agreement $ / shares	Oct. 29, 2021 $ / shares	Oct. 28, 2021 $ / shares
Conversion price (in $ per share) | $ / shares												$ 0.06	$ 0.1
Commitment fees on convertible notes through issuance of treasury shares							$ 329,150
Aggregate net gain						$ 553,707	1,108,648
Floor price (in $ per share) | $ / shares												$ 0.01	$ 0.015
Outstanding equity financing available					$ 0	0
Redeem the loan principle, redemption premium and unpaid interests					1,806,453	$ 3,745,955	4,181,918
Additional paid-in capital
Commitment fees on convertible notes through issuance of treasury shares							(436,247)
Standby equity distribution agreement
Consecutive trading day period (in days) | D		5
Agreement term (in years)		36 months
Purchase price (in %)		90.00%
ADS | Standby equity distribution agreement
Maximum value of stock available to execute		$ 20,000,000.0
January 2021 Notes
Principal amount			$ 10,000,000.0
Discount percentage (in %)			3.00%
Interest rate (in %)			5.00%
Net proceeds from issuance of convertible notes			$ 8,900,000
Conversion price (in $ per share) | $ / shares				$ 0.0508
Consecutive trading day period (in days)			10
Shares for commitment fee of convertible notes (in shares) | shares			1,750,000
Commitment fees on convertible notes through issuance of treasury shares			$ 100,000
Conversion of convertible notes (Note 10) (in shares) | shares				196,665,850
Loan discount							400,000
Issuance costs							$ 700,000
January 2021 Notes | Additional paid-in capital
Beneficial conversion feature				$ 1,400,000
January 2021 Notes | Maximum
Conversion price (in $ per share) | $ / shares			$ 0.084
Percentage of trading price (in %)			88.00%
March 2021 Notes
Principal amount	$ 20,000,000.0
Discount percentage (in %)	2.00%
Interest rate (in %)	5.00%
Net proceeds from issuance of convertible notes	$ 18,200,000
Conversion price (in $ per share) | $ / shares	$ 0.1					$ 0.0042	$ 0.0214
Consecutive trading days in default which would accelerate maturity (in days)							10 days
Shares for commitment fee of convertible notes (in shares) | shares	3,750,000
Commitment fees on convertible notes through issuance of treasury shares	$ 200,000
Conversion of convertible notes (Note 10) (in shares) | shares						1,195,980,950	347,620,500
Loan discount							$ 2,000,000
Issuance costs							1,600,000
Debt redemption premium (in %)	8.00%
Threshold consecutive trading days prior to redemption date (in days)	5 days
Percentage of redemption (in %)	108.00%
Interest rate (in %)	15.00%
Derivative liabilities			$ 1,662,355		0	$ 0	553,707
Aggregate net gain					0	553,707	1,108,648
Floor price (in $ per share) | $ / shares	$ 0.015								$ 0.002	$ 0.004	$ 0.006
Number of letter agreement with investor | agreement									3	3	3
Debt amount redeemed through cash payments, including loan principle, redemption premium and unpaid interests					$ 1,800,000	8,800,000	7,400,000
Redeem the loan principle, redemption premium and unpaid interests						$ 3,700,000	$ 4,200,000
March 2021 Notes | ADS
Floor price (in $ per share) | $ / shares								$ 0.50